Document and Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Aug. 31, 2019
Entity Registrant Name	SHELTON FUNDS
Entity Central Index Key	0000778206
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 27, 2019
Document Effective Date	Jan. 01, 2020
Prospectus Date	Jan. 01, 2020